Related Party Transactions (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions
Operating expenses	$ 31,901,000	$ 33,023,000	$ 32,217,000	$ 28,404,000	$ 26,571,000	$ 34,036,000	$ 48,260,000	$ 35,280,000	$ 32,051,000	$ 54,975,000	$ 67,331,000	$ 98,782,000	$ 87,192,000	$ 115,591,000	$ 120,215,000	$ 149,627,000	$ 121,293,000
Cost of revenue	15,660,000	12,143,000	12,150,000	11,388,000	12,463,000	13,180,000	16,341,000	15,183,000	15,455,000	23,851,000	30,638,000	41,325,000	36,001,000	46,979,000	48,144,000	60,159,000	$ 45,784,000
Accounts payable	6,378,000	5,048,000	4,786,000	$ 3,238,000	$ 2,585,000	$ 3,836,000	$ 2,106,000	$ 5,908,000	$ 4,187,000	$ 3,238,000	$ 5,908,000	6,378,000	4,786,000	$ 2,106,000	5,048,000	3,836,000
Harvard University
Related party transactions
Related party revenue	1,000,000		$ 300,000									1,400,000	$ 1,000,000		1,300,000	$ 700,000
Operating expenses	300,000											300,000
Cost of revenue															300,000
UltraDx Limited Company
Related party transactions
Cost of revenue	300,000											300,000
Accounts payable	$ 0	$ 0										$ 0			$ 0